Organization	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

Note 1 – ORGANIZATION

Newater Technology, Inc. (“Newater Technology”) was incorporated on September 30, 2015 under the laws of the British Virgin Islands. On November 4, 2015, Newater Technology incorporated a wholly owned subsidiary, Newater HK Limited (“Newater HK”) in Hong Kong for the purpose of being a holding company for the equity interest in Yantai Jinzheng Eco-Technology Co., Ltd. (“Jinzheng”). Other than the equity interest in Newater HK, Newater Technology does not conduct any operations or own any material assets or liabilities except for cash, restricted cash and prepaid professional fees. Newater HK does not conduct any operations or own any material assets or liabilities except for cash, restricted cash, deposit on acquisition of subsidiary, professional fees payable, and the 100% of the equity interest of Jinzheng which it acquired on January 25, 2016.

Jinzheng was founded in Yantai City, Shandong Province, People’s Republic of China (“PRC”) on July 5, 2012 as a limited liability company. Jinzheng had a wholly owned subsidiary, Shandong Jinmo Recycled Water Resource Co., Ltd. (“Jinmo”), which was incorporated on March 19, 2015 and disposed on December 8, 2016. Jinzheng is a service provider and manufacturer of membrane filtration equipment and related hardware and engineered systems that are used in the treatment, recycling and discharge of wastewater.

On January 25, 2016, and February 5, 2016, respectively, Newater HK entered into an equity transfer agreement and a supplementary equity transfer agreement with Yuebiao Li, Zhuo Zhang, and Yue Zhang, the shareholders of Jinzheng at the time, to acquire 100% of the equity interests in Jinzheng (“reorganization”).

As a result, Newater HK, and Jinzheng are referred to as subsidiaries. Newater Technology and its consolidated subsidiaries are collectively referred to herein as the “Company”, “we” and “us”, unless specific reference is made to an entity.

Immediately before and after the reorganization, the shareholders of Jinzheng controlled Jinzheng and Newater Technology. Therefore, for accounting purposes, the reorganization is accounted for as a transaction between entities under common control. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. The historical cost of all parties are carried forward.

On April 24, 2019, Newater Technology America, Inc. (“Newater America”) was incorporated in Delaware U.S. as Newater Technology’s wholly owned subsidiary.